UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐           Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
______to _____________
Date of Report (Date of earliest event reported): __________
Commission File Number of securitizer: __________
Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001755608

Central Index Key Number of issuing entity (if applicable): 0001755626

Central Index Key Number of underwriter (if applicable): N/A

DLL 2018-2 LLC
(Exact name of issuing entity as specified in its charter)

Erich P. Dylus, (202) 312-3326
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX
99.1 Agreed-upon procedures report, dated October 12, 2018, of PricewaterhouseCoopers LLP

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 29, 2018

De Lage Landen Financial Services, Inc. (Depositor)

By: /s/Peter D. Mullen
Name: Peter D. Mullen
Title: Director, Vice President and Chief Financial Officer

By: /s/Craig Rondos
Name: Craig Rondos
Title: Director, Vice President and Chief Risk Officer

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